Commitments and contingencies - Contractual Charter Revenue (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending June 30, 2015	$ 100,403
Twelve months ending June 30, 2016	71,671
Twelve months endingJune 30, 2017	62,553
Twelve months ending June 30, 2018	56,455
Twelve months ending June 30, 2019	10,819
Twelve months ending June 30, 2020 and thereafter	$ 5,453